Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per shar
Amount Registered | shares	767,165
Proposed Maximum Offering Price per Unit	11.19
Maximum Aggregate Offering Price	$ 8,584,576.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,185.53
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered of issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s Common Stock quoted on The Nasdaq Global Select Market on March 23, 2026.